Selected Balance Sheet Components (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 13, 2018	Aug. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Value of common stock issued for acquisition							$ 4,300,000
Estimated useful life			10 years		10 years		10 years
Royalty percentage							1.00%
Amortization expense of intangible assets			$ 33,000	$ 33,000	$ 98,000	$ 99,000	$ 132,000	$ 131,000
Amortization of intangible assets for discontinued operations								$ 89,000
Research and Development [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consulting fees and services		$ 200,000
Asset Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire businesses	$ 1,072,436
Number of shares issued for acquired, shares	80,000
Value of common stock issued for acquisition	$ 240,000
Aggregate of acquisition cost	$ 1,300,000